PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 6)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discount rate for determining projected benefit obligations	9.70%	10.20%	10.20%
Rate of increase in compensation levels (depending on the specific group of employees)	4% to 7.1	4% to 7.1	4% to 7.1
Expected long-term rate of return on plan assets	12.30%	12.30%	12.30%